Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 21,555		$ 21,555
Operating expenses:
Executive compensation	37,500	37,500	75,000	75,000	150,000	150,000
Legal and professional fees	123,953		168,009		88,767
Investor relations	15,118		35,782		53,334
Consulting fees	6,670		21,891		75,170
Sales and marketing	21,244		35,427		666
Research and development	4,545		8,644		0	0
Amortization of license	6,526		14,430		4,603
Depreciation of equipment	3,872		7,702		2,704
Other operating expenses	(29,850)		80,207		53,258
Total operating expenses	189,578	37,500	447,092	75,000	428,502	150,000
Operating (loss)	(168,023)	(37,500)	(425,537)	(75,000)	(428,502)	(150,000)
Other income (expenses):
Gain (loss) from derivative liability	(5,284,532)	(43,675,910)	(5,855,627)	(49,360,801)	9,809,916	(10,401,881)
Interest expense	(266,181)	(219,438)	(487,109)	(519,420)	(923,274)	(1,177,860)
Gain on extinguishment of debt					160,807
Loss from debt settlements	(5,000)		(5,000)
Consulting fees relating to the Mutual Release and Settlement Agreement dated July 19, 2021 with Y.A. Global Investments, LP (Note H)					(350,000)
Total other income (expenses) - net	(5,555,713)	(43,895,348)	(6,347,736)	(49,880,221)	8,697,449	(11,579,741)
Income (loss) before income taxes	(5,723,736)	(43,932,848)	(6,773,273)	(49,955,221)	8,268,947	(11,729,741)
Income tax provision
Net income (loss)	$ (5,723,736)	$ (43,932,848)	$ (6,773,273)	$ (49,955,221)	$ 8,268,947	$ (11,729,741)
Net loss per common share:
Net income (loss) per common share – basic and diluted	$ (0.0003)	$ (0.0031)	$ (0.0004)	$ (0.0037)	$ 0.00	$ (0.00)
Basic and diluted weighted-average common shares outstanding	18,680,401,516	14,204,468,277	18,483,949,031	13,578,434,976	14,804,048,985	13,513,561,065
Comprehensive income (loss):
Net loss	$ (5,723,736)	$ (43,932,848)	$ (6,773,273)	$ (49,955,221)	$ 8,268,947	$ (11,729,741)
Foreign currency translation adjustments	9,393		9,393
Comprehensive loss	$ (5,714,343)	$ (43,932,848)	$ (6,763,880)	$ (49,955,221)